Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 23,554	$ 10,028
Accounts receivable, net of allowance for doubtful accounts	96,295	56,012
Prepaid expenses and other current assets	7,950	1,448
Total current assets	127,799	67,488
Property and equipment, net	762	755
Intangible assets, net	15,551	18,752
Goodwill	18,402	18,402
Deferred tax assets	31,613
Other non-current assets	16,210
Total assets	210,337	105,397
Current liabilities
Accounts payable	98,249	40,455
Accrued expenses	9,206	6,584
Current portion of long-term debt		873
Total current liabilities	107,455	47,912
Long-term debt, net of current portion	182,668	96,665
Liabilities under tax receivable agreement	22,498
Other long-term liabilities	2,834	319
Total liabilities	315,455	144,896
Stockholders'/Members’ (deficit) equity:
Members' Equity		79,547
Preferred stock, $0.01 par value - 50 million shares authorized; 0 shares issued and outstanding as of December 31, 2020
Additional paid-in capital	384,611
Accumulated Deficit	(418,973)	(193,143)
Total stockholders' (deficit) attributable to MediaAlpha Inc., and members' (deficit)	(33,773)	(113,596)
Non-controlling interests	(71,345)
Total stockholders'/members' deficit	(105,118)	(113,596)
Total liabilities and stockholders'/members' deficit	210,337	105,397
Redeemable Class A
Current liabilities
Redeemable Class A units		$ 74,097
Class A Common
Stockholders'/Members’ (deficit) equity:
Class A common stock, $0.01 par value - 1.0 billion shares authorized; 33.4 million shares issued and outstanding as of December 31, 2020	334
Total stockholders'/members' deficit	334
Class B Common
Stockholders'/Members’ (deficit) equity:
Class A common stock, $0.01 par value - 1.0 billion shares authorized; 33.4 million shares issued and outstanding as of December 31, 2020	255
Total stockholders'/members' deficit	$ 255